Subsequent Events	3 Months Ended
Sep. 30, 2014
Notes
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

 (For the years ended December 31, 2013 and December 31, 2012)

Management has evaluated subsequent events pursuant to the requirements of ASC Topic 855 and has determined that no material subsequent events exist.

NOTE 9 – SUBSEQUENT EVENTS

(For the nine months ended September 30, 2014 and September 30, 2013)

Management has evaluated subsequent events pursuant to the requirements of ASC Topic 855 and has determined that no material subsequent events exist.